TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER PAYABLES
Current trade payables	Rp 18,457	Rp 17,170
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	16,727	15,584
United States Dollar
TRADE AND OTHER PAYABLES
Current trade payables	1,636	1,506
Others Currency
TRADE AND OTHER PAYABLES
Current trade payables	Rp 94	Rp 80